Schedule IV Loans Held for Investment (Notes)	12 Months Ended
Dec. 31, 2013
Mortgage Loans on Real Estate [Abstract]
LOANS HELD FOR INVESTMENTSCHEDULE IV
LOANS HELD FOR INVESTMENT
SCHEDULE IV
December 31, 2013
(In thousands)

Description	Location	Interest Rate	Final Maturity Date	Periodic Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
Long-Term Mortgage Loans
Bank Of America, N.A.	Mt. Airy, MD	6.42%	Dec 2026	Principal and interest are payable monthly at a varying amount over the life to maturity		$2,973	$3,329	$—
CVS Caremark Corporation	Evansville, IN	6.22%	Jan 2033	Principal and interest are payable monthly at a level amount over the life to maturity		2,932	3,268	—
CVS Caremark Corporation	Greensboro, GA	6.52%	Jan 2030	Principal and interest are payable monthly at a level amount over the life to maturity		1,133	1,289	—
CVS Caremark Corporation	Shelby Twp., MI	5.98%	Jan 2031	Principal and interest are payable monthly at a varying amount over the life to maturity		2,237	2,443	—
Koninklijke Ahold, N.V.	Bensalem, PA	7.24%	May 2020	Principal and interest are payable monthly at a varying amount over the life to maturity		2,083	2,384	—
Lowes Companies, Inc.	Framingham, MA	N/A	Sep 2031	Principal and interest are payable monthly at a varying amount over the life to maturity		5,692	1,399	—
Walgreen Co.	Dallas, TX	6.46%	Dec 2029	Principal and interest are payable monthly at a level amount over the life to maturity		2,851	3,231	—
Walgreen Co.	Nacogdoches, TX	6.8%	Sep 2030	Principal and interest are payable monthly at a level amount over the life to maturity		3,084	3,561	—
Walgreen Co.	Rosemead, CA	6.26%	Dec 2029	Principal and interest are payable monthly at a level amount over the life to maturity		4,369	4,888	—
						$27,354	$25,792	$—

Corporate Credit Notes
Federal Express Corporation	Bellingham, WA	5.78%	Mar 2015	Principal and interest are payable monthly at a level amount over the life to maturity		$81	$83	$—
Lowes Companies, Inc.	N. Windham, ME	5.28%	Sep 2015	Principal and interest are payable monthly at a level amount over the life to maturity		256	261	—
Walgreen Co.	Jefferson City, TN	5.49%	May 2015	Principal and interest are payable monthly at a level amount over the life to maturity		140	143	—
						$477	$487	$—

Total						$27,831	$26,279	$—

Carrying Amount of Mortgages
Balance - November 5, 2013	$26,457
Additions during the year:
New Loan Investments	—
Deductions during the year:
Principal received	(164)
Allowance for loan losses	—
Amortization of unearned discounts and premiums	(14)
Balance - December 31, 2013	$26,279